Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Subject to Possible Redemption is Reflected on the Balance Sheet - Clean Earth Acquisitions Corp [Member] - Class A common stock subject to possible redemption [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds from initial public offering	$ 230,000,000
Fair value allocated to public warrants	(4,390,700)
Fair value allocated to rights	(15,741,200)
Offering costs allocated to Class A common stock subject to possible redemption	(17,038,513)
Re-measurement on Class A common stock subject to possible redemption	42,756,441
Class A common shares subject to possible redemption	$ 235,586,028	$ 86,038,091